Fees and Expenses - Calamos Nasdaq® Autocallable Growth ETF	Oct. 13, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.74%
Distribution and/or Service Fees (12b‑1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%
Fees Waived and/or Reimbursed[2]	(0.12)%
Total Annual Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.74%
1 “Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2 Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs, whether you sell or hold your Fund Shares, would be:

Expense Example, With Redemption [Table]
Year 1	Year 3
$76	$237

Expense Example, No Redemption [Table]
Year 1	Year 3
$76	$237

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.